Refinancing - Additional Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 25, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2010
Debt Instrument [Line Items]
Payment of deferred financing costs	$ 15	$ 15	$ 1	$ 5
Distribution made to parent	351	352
Refinancing Dividend [Member]
Debt Instrument [Line Items]
Distribution made to parent	350
Term Loan B-1, due April 2016 [Member]
Debt Instrument [Line Items]
Original issue discount	1
Term Loan B-2, due April 2020 [Member]
Debt Instrument [Line Items]
Original issue discount	2
Paid on Date of Refinancing [Member]
Debt Instrument [Line Items]
Payment of deferred financing costs	13
Subsequently Paid [Member]
Debt Instrument [Line Items]
Payment of deferred financing costs	$ 2